Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents	$ 4,850,411	$ 15,612,391	$ 7,159,369
Short term investments	546	512	287,333
Restricted cash	4,897,447	3,381,369	4,714,610
Accounts receivable trade, net of allowance for doubtful accounts	7,351,964	5,871,474	5,725,241
Inventory	25,008,682	21,023,388	12,979,008
Prepaids and other current assets	1,252,463	993,711	933,657
Total current assets	43,361,513	46,882,845	31,799,218
Property, plant and equipment, net	50,285,625	36,998,241	21,275,749
Land use rights, net	4,850,156	4,807,834	4,711,716
Goodwill	37,216,041	27,002,044	26,634,630
Intangible assets, net	31,191,713	24,466,597	26,414,914
Other assets	3,427,356	2,867,188	240,052
Assets, Total	170,332,404	143,024,749	111,076,279
Current Liabilities
Accounts payable	9,267,301	14,286,929	8,263,719
Accrued liabilities	4,899,097	2,772,019	1,069,290
Bank loans	7,735,000	3,034,000	2,197,500
Notes payable	11,056,948	9,568,398	9,793,712
Mortgages payable - current	185,366
Income taxes payable	672,979	1,242,911	1,860,269
Deferred income taxes	780,594	232,075
Unearned revenues	4,169,549	1,708,280	2,039,716
Total current liabilities	38,766,834	32,844,612	25,224,206
Long-term Liabilities
Deferred income taxes	9,498,656	5,959,508	6,796,005
Deferred rent liability	19,730	45,489
Unearned revenues	250,386	282,518	233,386
Mortgages payable	3,534,871
Derivative liabilities	2,276,011	2,571,367	35,966
Amount due related parties	20,009,605	8,301,361	7,234,291
Total long-term liabilities	35,589,259	17,160,243	14,299,648
Commitments and Contingencies
Redeemable Securities
Temporary Equity, Carrying Amount, Total	5,901,830	6,532,275	13,720,048
Shareholders' Equity
Preferred stock	100	100	100
Common stock	82,247	63,813	37,193
Additional paid-in capital	174,599,266	141,137,522	95,709,491
Accumulated deficit	(116,456,791)	(95,320,620)	(71,776,951)
Accumulated other comprehensive income (loss)	4,289,563	2,779,066	(56,504)
Total NeoStem, Inc. shareholders' equity	62,514,385	48,659,881	23,913,329
Noncontrolling interests	27,560,096	37,827,738	33,919,048
Total equity	90,074,481	86,487,619	57,832,377
Liabilities and Equity, Total	170,332,404	143,024,749	111,076,279
Series E Preferred Stock
Redeemable Securities
Convertible Redeemable Preferred Stock	5,901,830	6,532,275
Series C Preferred Stock
Redeemable Securities
Convertible Redeemable Preferred Stock			$ 13,720,048